UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
4/30/17 (Unaudited)

COMMON STOCKS (95.1%)(a)
		Shares	Value

Aerospace and defense (2.3%)

Airbus SE (France)		13,997	$1,131,779

Northrop Grumman Corp.		7,624	1,875,199

Raytheon Co.		14,713	2,283,605

United Technologies Corp.		11,833	1,408,009

			6,698,592
Airlines (0.4%)

American Airlines Group, Inc.(S)		26,792	1,141,875

			1,141,875
Banks (3.3%)

Bank of America Corp.		163,346	3,812,496

JPMorgan Chase & Co.		64,609	5,620,983

			9,433,479
Beverages (3.4%)

Constellation Brands, Inc. Class A		7,631	1,316,653

Dr. Pepper Snapple Group, Inc.		20,495	1,878,367

Molson Coors Brewing Co. Class B		10,275	985,270

PepsiCo, Inc.		49,543	5,612,231

			9,792,521
Biotechnology (2.9%)

Alexion Pharmaceuticals, Inc.(NON)		10,610	1,355,746

Amgen, Inc.		16,627	2,715,522

Biogen, Inc.(NON)		6,065	1,644,889

Celgene Corp.(NON)		17,632	2,187,250

Gilead Sciences, Inc.		7,543	517,073

			8,420,480
Building products (1.0%)

Fortune Brands Home & Security, Inc.		15,815	1,008,048

Johnson Controls International PLC		44,477	1,848,909

			2,856,957
Capital markets (4.7%)

Charles Schwab Corp. (The)		25,861	1,004,700

E*Trade Financial Corp.(NON)		21,800	753,190

Goldman Sachs Group, Inc. (The)		9,853	2,205,101

Hamilton Lane, Inc. Class A(NON)		36,338	680,247

Intercontinental Exchange, Inc.		44,521	2,680,164

Invesco, Ltd.		124,205	4,091,313

Investment Technology Group, Inc.		55,485	1,104,706

KKR & Co. LP		57,627	1,093,760

			13,613,181
Chemicals (2.3%)

Akzo Nobel NV (Netherlands)		3,262	285,259

Albemarle Corp.		9,065	987,269

Axalta Coating Systems, Ltd.(NON)		11,869	372,331

CF Industries Holdings, Inc.(S)		9,778	261,464

Dow Chemical Co. (The)		10,851	681,443

E. I. du Pont de Nemours & Co.		7,654	610,407

LANXESS AG (Germany)		4,394	317,337

PPG Industries, Inc.		3,681	404,321

Sherwin-Williams Co. (The)		4,189	1,401,975

Sociedad Quimica y Minera de Chile SA ADR (Chile)		11,170	397,094

W.R. Grace & Co.		12,343	860,554

			6,579,454
Commercial services and supplies (0.9%)

Republic Services, Inc.		28,762	1,811,718

Stericycle, Inc.(NON)		8,517	726,841

			2,538,559
Communications equipment (0.4%)

Cisco Systems, Inc.		32,350	1,102,165

			1,102,165
Construction materials (0.2%)

Martin Marietta Materials, Inc.		1,459	321,257

Vulcan Materials Co.		2,785	336,651

			657,908
Consumer finance (0.2%)

Oportun Financial Corp. (acquired 6/23/15, cost $133,158) (Private)(F)(RES)(NON)		46,722	131,826

Synchrony Financial		19,897	553,137

			684,963
Containers and packaging (0.4%)

Ball Corp.		4,776	367,227

RPC Group PLC (United Kingdom)		14,216	149,326

Sealed Air Corp.		14,443	635,781

			1,152,334
Diversified financial services (0.2%)

Conyers Park Acquisition Corp. (Units)(NON)		22,161	282,774

Gores Holdings II, Inc. (Units)(NON)		19,850	204,852

			487,626
Diversified telecommunication services (1.6%)

AT&T, Inc.		80,933	3,207,375

Verizon Communications, Inc.		13,737	630,666

Zayo Group Holdings, Inc.(NON)		21,864	766,770

			4,604,811
Electric utilities (1.8%)

American Electric Power Co., Inc.		8,740	592,834

Edison International		11,441	914,937

Exelon Corp.		42,439	1,469,663

NextEra Energy, Inc.		6,674	891,379

PG&E Corp.		20,516	1,375,598

			5,244,411
Electrical equipment (0.6%)

Rockwell Automation, Inc.		10,352	1,628,887

			1,628,887
Energy equipment and services (1.0%)

Halliburton Co.		33,723	1,547,211

Schlumberger, Ltd.		9,111	661,367

Select Energy Services Class A(NON)		46,778	718,978

			2,927,556
Equity real estate investment trusts (REITs) (2.7%)

American Tower Corp.(R)		9,928	1,250,332

AvalonBay Communities, Inc.(R)		4,044	767,713

Boston Properties, Inc.(R)		5,415	685,539

Douglas Emmett, Inc.(R)		6,291	236,982

Equinix, Inc.(R)		1,956	817,021

Equity Lifestyle Properties, Inc.(R)		5,110	413,450

Essex Property Trust, Inc.(R)		1,241	303,387

Federal Realty Investment Trust(R)(S)		2,369	310,078

Gaming and Leisure Properties, Inc.(R)		14,851	516,815

GGP, Inc.(R)		17,729	383,124

Kimco Realty Corp.(R)		5,571	113,036

Pebblebrook Hotel Trust(R)(S)		5,852	174,156

Public Storage(R)		2,946	616,833

Simon Property Group, Inc.(R)		4,052	669,634

Ventas, Inc.(R)		9,356	598,878

			7,856,978
Food and staples retail (2.8%)

Costco Wholesale Corp.		12,209	2,167,342

CVS Health Corp.		14,105	1,162,816

Kroger Co. (The)		35,594	1,055,362

Wal-Mart Stores, Inc.		12,444	935,540

Walgreens Boots Alliance, Inc.		29,773	2,576,555

			7,897,615
Food products (2.0%)

Campbell Soup Co.		36,676	2,110,337

Hostess Brands, Inc.(NON)		10,589	181,495

Kraft Heinz Co. (The)		25,739	2,326,548

Mondelez International, Inc. Class A		17,619	793,384

Pinnacle Foods, Inc.		6,104	354,948

			5,766,712
Health-care equipment and supplies (3.0%)

Becton Dickinson and Co.		9,882	1,847,638

Boston Scientific Corp.(NON)		58,470	1,542,439

C.R. Bard, Inc.		2,801	861,251

Danaher Corp.		21,691	1,807,511

DENTSPLY Sirona, Inc.		19,007	1,202,003

Intuitive Surgical, Inc.(NON)		1,548	1,293,927

			8,554,769
Health-care providers and services (1.8%)

Aetna, Inc.		1,990	268,789

Cardinal Health, Inc.		5,937	430,967

Cigna Corp.		8,520	1,332,272

Express Scripts Holding Co.(NON)		6,733	413,002

Humana, Inc.		4,091	908,120

McKesson Corp.		3,748	518,311

UnitedHealth Group, Inc.		7,387	1,291,839

			5,163,300
Hotels, restaurants, and leisure (1.3%)

Hilton Worldwide Holdings, Inc.		15,069	888,619

Penn National Gaming, Inc.(NON)		38,198	705,899

Restaurant Brands International, Inc. (Canada)(S)		10,743	603,434

Wynn Resorts, Ltd.		6,482	797,351

Yum China Holdings, Inc. (China)(NON)		20,076	684,993

			3,680,296
Household products (0.5%)

Colgate-Palmolive Co.		19,286	1,389,363

			1,389,363
Independent power and renewable electricity producers (0.6%)

Calpine Corp.(NON)		61,429	626,576

NRG Energy, Inc.		67,680	1,143,792

			1,770,368
Industrial conglomerates (0.7%)

Siemens AG (Germany)		14,640	2,098,671

			2,098,671
Insurance (3.3%)

American International Group, Inc.		32,955	2,007,289

Assured Guaranty, Ltd.		51,655	1,969,605

Chubb, Ltd.		21,391	2,935,915

Hartford Financial Services Group, Inc. (The)		8,544	413,188

MetLife, Inc.		15,960	826,888

Prudential PLC (United Kingdom)		63,492	1,411,149

			9,564,034
Internet and direct marketing retail (3.4%)

Amazon.com, Inc.(NON)		6,954	6,432,380

Ctrip.com International, Ltd. ADR (China)(NON)		4,973	251,186

Delivery Hero Holding GmbH (acquired 6/12/15, cost $154,040) (Private) (Germany)(F)(RES)(NON)		20	134,189

Expedia, Inc.		7,100	949,412

Priceline Group, Inc. (The)(NON)		1,072	1,979,791

			9,746,958
Internet software and services (5.5%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		11,901	1,374,566

Alphabet, Inc. Class A(NON)		8,956	8,280,001

Facebook, Inc. Class A(NON)		36,311	5,455,728

Tencent Holdings, Ltd. (China)		22,600	707,199

			15,817,494
IT Services (2.9%)

Cognizant Technology Solutions Corp. Class A(NON)		4,568	275,131

DXC Technology Co.(NON)		25,313	1,907,081

Fidelity National Information Services, Inc.		16,016	1,348,387

MasterCard, Inc. Class A		13,686	1,591,956

Visa, Inc. Class A		34,448	3,142,347

			8,264,902
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.		18,784	1,034,059

			1,034,059
Machinery (2.8%)

Dover Corp.		20,216	1,594,638

FANUC Corp. (Japan)		5,300	1,077,116

Fortive Corp.		33,572	2,123,765

KION Group AG (Germany)		18,329	1,241,672

Komatsu, Ltd. (Japan)		78,300	2,087,532

			8,124,723
Media (3.6%)

Charter Communications, Inc. Class A(NON)		6,265	2,162,427

Comcast Corp. Class A		80,849	3,168,472

DISH Network Corp. Class A(NON)		12,740	820,966

Live Nation Entertainment, Inc.(NON)		33,495	1,077,199

Walt Disney Co. (The)		27,774	3,210,674

			10,439,738
Metals and mining (0.3%)

ArcelorMittal SA (France)(NON)		16,501	130,190

Freeport-McMoRan, Inc. (Indonesia)(NON)		14,013	178,666

Iluka Resources, Ltd. (Australia)		18,921	119,012

Nucor Corp.		3,528	216,372

Steel Dynamics, Inc.		1,598	57,752

United States Steel Corp.		4,848	108,207

			810,199
Multi-utilities (0.3%)

Ameren Corp.		9,871	539,845

Sempra Energy		3,543	400,430

			940,275
Oil, gas, and consumable fuels (5.5%)

Anadarko Petroleum Corp.		31,046	1,770,243

Arch Coal, Inc. Class A(NON)(S)		563	39,545

Cenovus Energy, Inc. (Canada)		68,964	687,594

Cheniere Energy, Inc.(NON)		34,070	1,545,075

Chevron Corp.		2,642	281,901

ConocoPhillips		55,302	2,649,519

EnCana Corp. (Canada)		48,288	516,822

EOG Resources, Inc.		13,449	1,244,033

Exxon Mobil Corp.		8,722	712,151

Kinder Morgan, Inc.		14,141	291,729

Marathon Oil Corp.		23,725	352,791

Noble Energy, Inc.		28,438	919,401

Pioneer Natural Resources Co.		4,229	731,575

Plains All American Pipeline LP		15,367	449,485

QEP Resources, Inc.(NON)		48,306	570,494

Royal Dutch Shell PLC Class A (United Kingdom)		59,301	1,538,052

Seven Generations Energy, Ltd. (Canada)(NON)		25,847	457,655

Suncor Energy, Inc. (Canada)		36,380	1,140,131

			15,898,196
Paper and forest products (0.1%)

KapStone Paper and Packaging Corp.		17,008	358,699

			358,699
Personal products (0.1%)

Edgewell Personal Care Co.(NON)		3,634	259,795

			259,795
Pharmaceuticals (4.5%)

Bristol-Myers Squibb Co.		32,258	1,808,061

Eli Lilly & Co.		7,072	580,328

Jazz Pharmaceuticals PLC(NON)		11,778	1,876,000

Johnson & Johnson		35,537	4,387,753

Merck & Co., Inc.		51,174	3,189,675

Pfizer, Inc.		26,889	912,075

			12,753,892
Real estate management and development (0.1%)

CBRE Group, Inc. Class A(NON)		7,314	261,914

			261,914
Road and rail (0.7%)

Norfolk Southern Corp.		17,375	2,041,389

			2,041,389
Semiconductors and semiconductor equipment (4.6%)

Applied Materials, Inc.		48,364	1,964,062

Broadcom, Ltd.		12,807	2,827,914

Cavium, Inc.(NON)		17,158	1,181,328

NXP Semiconductor NV(NON)		7,091	749,873

Qorvo, Inc.(NON)(S)		37,787	2,570,650

Qualcomm, Inc.		30,814	1,655,944

Texas Instruments, Inc.		28,899	2,288,223

			13,237,994
Software (4.8%)

Adobe Systems, Inc.(NON)		15,115	2,021,480

Everbridge, Inc.(NON)		8,516	197,656

Microsoft Corp.		119,658	8,191,787

RealPage, Inc.(NON)		32,274	1,195,752

salesforce.com, Inc.(NON)		8,593	740,029

Ubisoft Entertainment SA (France)(NON)		30,366	1,438,879

			13,785,583
Specialty retail (2.4%)

Home Depot, Inc. (The)		25,919	4,045,956

O'Reilly Automotive, Inc.(NON)		4,445	1,103,027

TJX Cos., Inc. (The)		20,930	1,645,935

			6,794,918
Technology hardware, storage, and peripherals (3.7%)

Apple, Inc.		69,467	9,978,935

HP, Inc.		21,232	399,586

Western Digital Corp.		3,534	314,773

			10,693,294
Textiles, apparel, and luxury goods (0.7%)

Hanesbrands, Inc.(S)		49,229	1,073,684

NIKE, Inc. Class B		18,160	1,006,246

			2,079,930
Tobacco (1.5%)

Altria Group, Inc.		29,221	2,097,483

Philip Morris International, Inc.		20,702	2,294,610

			4,392,093
Water utilities (0.4%)

American Water Works Co., Inc.		12,256	977,539

			977,539
Wireless telecommunication services (0.5%)

T-Mobile US, Inc.(NON)		18,792	1,264,130

			1,264,130

Total common stocks (cost $238,778,681)			$273,285,579

INVESTMENT COMPANIES (1.9%)(a)
		Shares	Value

SPDR S&P Regional Banking ETF(S)		99,645	$5,385,812

Total investment companies (cost $5,482,946)			$5,385,812

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
		Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $365) (Private)(F)(RES)(NON)		128	$361

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $6,955) (Private)(F)(RES)(NON)		2,208	6,886

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $16,334) (Private)(F)(RES)(NON)		3,209	16,170

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $23,689) (Private)(F)(RES)(NON)		4,654	23,452

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $13,286) (Private)(F)(RES)(NON)		2,420	13,153

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $40,105) (Private)(F)(RES)(NON)		5,222	39,704

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $112,481) (Private)(F)(RES)(NON)		39,467	111,356

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $142,232) (Private)(F)(RES)(NON)		49,906	140,810

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $206,805) (Private)(F)(RES)(NON)		72,632	204,735

Total convertible preferred stocks (cost $562,252)			$556,627

SHORT-TERM INVESTMENTS (7.2%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.05%(AFF)	Shares	11,207,543	$11,207,543

Putnam Short Term Investment Fund 0.87%(AFF)	Shares	8,824,889	8,824,889

U.S. Treasury Bills 0.782%, 7/20/17(SEGSF)		$256,000	255,560

U.S. Treasury Bills 0.768%, 7/13/17(SEGSF)		120,000	119,819

U.S. Treasury Bills 0.509%, 5/11/17(SEG)(SEGSF)		141,000	140,974

Total short-term investments (cost $20,548,790)			$20,548,785

TOTAL INVESTMENTS

Total investments (cost $265,372,669)(b)			$299,776,803

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $14,879,058) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/21/17	$2,464,701	$2,318,742	$(145,959)
	Canadian Dollar	Sell	7/19/17	1,062,966	1,083,633	20,667
Barclays Bank PLC
	Canadian Dollar	Sell	7/19/17	328,799	335,165	6,366
Citibank, N.A.
	Euro	Sell	6/21/17	6,332,420	6,158,887	(173,533)
Goldman Sachs International
	Japanese Yen	Sell	5/17/17	2,834,886	2,808,871	(26,015)
HSBC Bank USA, National Association
	British Pound	Sell	6/21/17	44,487	42,359	(2,128)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/19/17	2,005,356	2,051,471	46,115
	Swiss Franc	Buy	6/21/17	71,271	74,851	(3,580)
State Street Bank and Trust Co.
	Israeli Shekel	Buy	7/19/17	5,093	5,079	14

Total						$(278,053)

FUTURES CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini (Long)	3	$357,075	Jun-17	$(878)

Total				$(878)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
units	797	$—	12/15/20	1 month USD-LIBOR-BBA minus 0.58%	Russell 2000 Total Return Index	$(152,746)

Total		$—	$(152,746)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $287,268,848.
(b)	The aggregate identified cost on a tax basis is $265,645,189, resulting in gross unrealized appreciation and depreciation of $41,729,752 and $7,598,138, respectively, or net unrealized appreciation of $34,131,614.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $822,642, or 0.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$3,482,925	$51,798,129	$44,073,511	$33,882	$11,207,543
	Putnam Short Term Investment Fund**	8,035,293	48,846,894	48,057,298	31,078	8,824,889
	Totals	$11,518,218	$100,645,023	$92,130,809	$64,960	$20,032,432
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $11,207,543, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $10,712,426.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $473,876 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $479,714 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $401,342 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$32,607,651	$—	$134,189
Consumer staples	29,498,099	—	—
Energy	18,825,752	—	—
Financials	33,651,457	—	131,826
Health care	35,926,500	—	—
Industrials	27,129,653	—	—
Information technology	62,901,432	—	—
Materials	9,558,594	—	—
Real estate	8,118,892	—	—
Telecommunication services	5,868,941	—	—
Utilities	8,932,593	—	—
Total common stocks	273,019,564	—	266,015
Convertible preferred stocks	—	—	556,627
Investment companies	5,385,812	—	—
Short-term investments	8,824,889	11,723,896	—

Totals by level	$287,230,265	$11,723,896	$822,642

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(278,053)	$—
Futures contracts	(878)	—	—
Total return swap contracts	—	(152,746)	—

Totals by level	$(878)	$(430,799)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$73,162	$351,215
Equity contracts	—	153,624

Total	$73,162	$504,839

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		1
Forward currency contracts (contract amount)		$21,500,000
OTC total return swap contracts (notional)		$5,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Futures contracts§	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	20,667	6,366	—	—	—	46,115	—	14	73,162

	Total Assets	$20,667	$6,366	$—	$—	$—	$46,115	$—	$14	$73,162

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	152,746	—	—	—	—	152,746
	Futures contracts§	—	—	—	—	—	—	3,396	—	3,396
	Forward currency contracts#	145,959	—	173,533	26,015	2,128	3,580	—	—	351,215

	Total Liabilities	$145,959	$—	$173,533	$178,761	$2,128	$3,580	$3,396	$—	$507,357

	Total Financial and Derivative Net Assets	$(125,292)	$6,366	$(173,533)	$(178,761)	$(2,128)	$42,535	$(3,396)	$14	$(434,195)
	Total collateral received (pledged)##†	$(110,822)	$—	$(109,846)	$(178,761)	$—	$—	$—	$—
	Net amount	$(14,470)	$6,366	$(63,687)	$—	$(2,128)	$42,535	$(3,396)	$14

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 27, 2017